Income tax / (expense) - Disclosure of Deferred Assets and Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	€ 9,047	€ 10,264
Deferred Tax liabilities	9,047	10,264
Deferred tax assets / Tax losses carryforwards
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	8,539	9,570
Deferred tax asset	142,452	127,086
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carryforwards - France
Disclosure Of Income Tax [Line Items]
Deferred tax asset	139,570	124,620
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carry forwards - US
Disclosure Of Income Tax [Line Items]
Deferred tax asset	2,882	2,466
Deferred tax assets / Provision for defined benefit obligation
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	488	667
Other temporary differences
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	20	27
Deferred Tax liabilities	25	6
Deferred tax liabilities / Deferred revenue
Disclosure Of Income Tax [Line Items]
Deferred Tax liabilities	8,493	9,653
Deferred tax liabilities / Lease contract (IFRS 16 application)
Disclosure Of Income Tax [Line Items]
Deferred Tax liabilities	429	472
Deferred tax assets / Tax amortization
Disclosure Of Income Tax [Line Items]
Deferred Tax liabilities	€ 100	€ 133